Acquired Loans Accounted for Under ASC Subtopic 310-20 (Detail) (Westernbank Puerto Rico [Member], A S C Subtopic 31020 [Member], USD $) In Thousands, unless otherwise specified	Apr. 30, 2010
Westernbank Puerto Rico [Member] | A S C Subtopic 31020 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period At Acquisition At Fair Value	$ 290,810
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period Contractually Required Payments Receivable At Acquisition	457,201
Estimate Of Contractual Cash Flows Not Expected To Be Collected	$ 164,427